Document And Entity Information	Mar. 10, 2023
Document Information Line Items
Entity Registrant Name	NOWTRANSIT INC.
Trading Symbol	N/A
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001784440
Document Period End Date	Mar. 10, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	NV
Entity File Number	333-234487
Entity Tax Identification Number	98-1498782
Entity Address, Address Line One	2722 S West Temple
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84115
City Area Code	(385)
Local Phone Number	707-3035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE